Prepayment for Property and Equipment	6 Months Ended
Apr. 30, 2026
Prepayment for Property and Equipment [Abstract]
PREPAYMENT FOR PROPERTY AND EQUIPMENT

NOTE 6 – PREPAYMENT FOR PROPERTY AND EQUIPMENT

Prepayment for property and equipment comprised of the following:

	April 30,	October 31,
	2026	2025
Prepayment for AI equipment	$4,111,719	$-
Less allowance for impairment	-	-
Total	$4,111,719	$-

As of April 30, 2026, the Company had prepaid approximately $4.1 million to Blue Cedarwood Ltd. for the purchase of AI equipment and related products.

The equipment will support the Group’s planned AI-related business expansion. Blue Cedarwood Ltd. was selected for its overseas sourcing and logistics capabilities. Delivery is expected within approximately one year from the date of the supplemental agreement.

No impairment loss was recognized on the prepayment for AI equipment as of April 30, 2026, as management believes the prepayment is fully recoverable based on the supplier’s performance to date and the terms of the procurement agreement.